Leases - Schedule of Lease Expense and Operating Lease Asset and Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 31,468		$ 53,021		$ 43,106
Other short-term lease cost	30,667	8,851	63,668	10,651	31,470
Total lease cost	62,135	$ 8,851	116,689	$ 10,651	78,112
Operating lease right-of-use asset, gross	824,314		824,314		331,478
Accumulated amortization	(55,227)		(55,227)		(23,586)
Operating lease right-of-use asset, net	769,087		769,087		307,892
Short-term operating lease liabilities	132,091		132,091		36,225
Long-term operating lease liabilities	649,718		649,718		265,413
Total operating lease liabilities	$ 781,809		$ 781,809		$ 301,638
Weighted average operating lease term	4 years 7 months 28 days		4 years 7 months 28 days		4 years 9 months
Weighted average operating lease discount rate	9.55%		9.55%		11.83%